Acquisitions and disposals (Details 2) - Shufersal Ltd. [Member] $ in Millions	Jun. 30, 2018 ARS ($)
Disclosure of detailed information about business combination [line items]
Cash received	$ 6,420
Remediation of the fair value of the remaining interest	13,164
Total	19,584
Net assets disposed including goodwill	(8,501)
Gain from the sale of a subsidiary, net of taxes	$ 11,083